Related Party Transactions - Schedule of Amounts Due from Related Parties (Details) - CNY (¥)	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Mr. Zhan Jie [Member]
Related Party Transaction [Line Items]
Amounts due from related parties			¥ 24,300
Amounts due to related parties	¥ 513,513	513,513
Related Party [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		¥ 513,513